SEASONS SERIES TRUST
Supplement to the Statement of Additional Information dated July 30, 2007
Under the heading PORTFOLIO MANAGERS, under the section Other Accounts, reference to Gregory S. Parker is deleted and the chart should be supplemented with the following:

Other Client Accounts
(As of March 31, 2007)
			Registered Investment		Pooled Investment		Other
			Companies		Vehicles		Accounts
			No. of	Assets	No. of	Assets	No. of	Assets
Portfolio	Subadviser	Portfolio Manager	Accounts	($ millions)	Accounts	($millions)	Accounts	($millions)

Focus Growth	SunAmerica	Rushin, Jay	3	$361	—	—	—	—

Dated: August 1, 2007